Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets

December 31, 2017
Lithium Nevada
$
Acquisition costs
Balance, beginning	1,447
Additions	706
Write offs	(49)
Total exploration and evaluation assets	2,104

	December 31, 2016
	Lithium Nevada $	Cauchari- Olaroz $	Total $
Acquisition costs
Balance, beginning	958	41,665	42,623
Additions	489	71	560
Change in foreign exchange rate	-	(14,874)	(14,874)
Sale of 50% of net assets	-	(13,431)	(13,431)
Contribution to Joint Venture	-	(13,431)	(13,431)
Total exploration and evaluation assets	1,447	-	1,447